Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”). The consolidated financial statements include the accounts of the Company, Context Biopharma, Inc. and Context Ireland Ltd., the Company’s wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and contingent liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.
Estimates and assumptions are periodically reviewed, and the effects of the revisions are reflected in the accompanying consolidated financial statements in the period they are determined to be necessary. Significant estimates and assumptions made in the accompanying consolidated financial statements include, but are not limited to, the fair value of common stock, share-based compensation arrangements, the fair value of convertible debt and in recording the prepayments, accruals and associated expense for research and development activities performed for the Company by third parties.
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.
Segment Information
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one segment.
Fair Value of Financial Instruments
At December 31, 2020 and 2019, the Company’s financial instruments included cash equivalents, prepaid expenses and other current assets and accounts payable. The carrying amounts of these assets and liabilities approximate fair value due to their short-term nature. Convertible promissory notes are recorded at approximate fair value on a recurring basis (see Note 4 for further discussion).
Cash and Cash Equivalents
The Company considers all highly liquid investments that have original maturities of three months or less when acquired to be cash equivalents. Cash equivalents consist of amounts invested in money market funds.
Deferred Offering Costs
The Company capitalizes certain legal, professional, accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of an equity financing, the costs are recorded as a reduction of additional paid-in capital generated as a result of such offering. Should an in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statements of operations. As of December 31, 2020 and 2019, the Company had deferred offering costs of $0.1 million and $34,000 related to the Company’s contemplated IPO and the Company’s contemplated Series A Stock financing (See Note 11).
Convertible Preferred Stock and Redeemable Common Stock
The Company accounts for its convertible preferred stock subject to possible conversion in accordance with ASC 480, Distinguishing Liabilities from Equity. Conditionally convertible preferred stock (including shares that feature conversion rights that are either within the control of the holder or subject to conversion upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. The Company’s convertible preferred stock feature redemption rights that are considered by the Company to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2020 and 2019, the convertible preferred stock subject to contingent redemption are presented as temporary equity, outside of the stockholders’ deficit section of the Company’s consolidated balance sheets. For more information related to the redemption and conversion features of convertible preferred stock, see Note 6. Certain common stock issued to Drexel University (“Drexel”) contain put option rights whereby Drexel may, at their option, request the Company redeem the common stock held by Drexel and at the estimated fair value of the common stock at the time of redemption. Drexel University’s common stock are presented as temporary equity and subsequently remeasured to their estimated redemption value at each reporting period. Drexel’s put option right will terminate immediately prior to and upon consummation of an initial public offering of the Company’s common stock as discussed elsewhere in the registration statement to which these consolidated financial statements are included.
Research and Development Costs
Research and development costs are expensed as incurred. Research and development costs include salaries, share-based compensation, and other operational costs related to the Company’s research and development activities and external costs of outside vendors engaged to conduct clinical studies and other research and development activities.
The Company makes estimates of prepaid/accrued expenses as of each balance sheet date in the financial statements based on facts and circumstances known at that time. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust the accrual accordingly.
Nonrefundable advance payments for goods and services, including fees for clinical trial expenses, process development or manufacturing and distribution of clinical supplies that will be used in future research and development activities, are deferred and recognized as expense in the period that the related goods are consumed or services are performed.
Share-Based Compensation
The Company measures and recognizes share-based compensation expense for both employee and nonemployee awards based on the grant date fair value of the awards. The Company recognizes share-based compensation expense on a straight-line basis over the requisite service period of the awards, which is generally the vesting period. The Company recognizes forfeitures as they occur.
The Company classifies share-based compensation expense in its consolidated statements of operations in the same manner in which the award recipient’s payroll costs are classified or in which the award recipients’ service payments are classified.
The Company estimates the fair value of employee and non-employee stock awards as of the date of grant using the Black-Scholes option pricing model. The Company historically has been a private company and lacks Company-specific historical and implied volatility information. Therefore, management estimates the expected stock price volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own publicly traded stock price. The expected term of the Company’s stock awards has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” stock awards. The risk-free interest rate is determined by reference to the yield curve of a zero-coupon U.S. Treasury bond on the date of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends on common stock and does not expect to pay any cash dividends in the foreseeable future.
In addition, the Company measures and recognizes share-based compensation expense for advisors, officers and director restricted stock awards based on the grant date fair value of the awards.
Income Taxes
The Company is a limited liability company that is treated as a pass-through entity for income tax purposes. For the pass-through entities, income taxes on net earnings are payable by the members or partners and are not reflected in the Company’s financial statements. Context BioPharma Inc. is subject to corporate income taxes, which have been provided for in the financial statements based upon ASC 740, Income Taxes (“ASC 740”). Under ASC 740, deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Deferred tax assets are reduced by a valuation allowance if a determination is made that it is more likely than not that some or all of the deferred tax assets will not be realized based on the weight of all available evidence.
Certain operations of the Company are also subject to taxation in the city of Philadelphia and the Company accounts for these taxes based upon the provisions of ASC 740.
As required by ASC 740, the Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an examination. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon settlement with the relevant authority.
The Company will recognize interest and penalties related to uncertain tax positions in income tax expense. As of December 31, 2020 and 2019, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s consolidated statements of operations.
(Loss) Income Per Share
The Company computes net income (loss) per share using the weighted-average number of common shares outstanding during the period. For periods with a net loss, basic and diluted net loss per share are the same because the conversion, exercise or issuance of all potential common stock equivalents, which comprise the entire amount of the Company’s outstanding warrants and share-based awards at December 31, 2019, would be anti-dilutive.
For the year ended December 31, 2020, the Company used the two-class method to compute basic net income per common share. Under this method, undistributed earnings are allocated to common stock, the Series Seed Preferred Stock and the Series A Preferred Stock to the extent that the preferred stockholders may share in earnings. In periods of net loss, losses are not allocated to participating securities as the holders of such securities have no obligation to fund losses. The total earnings allocated to common stock is then divided by the weighted average common shares outstanding to determine the basic earnings per share.
For purposes of calculating diluted loss per common share, the denominator includes both the weighted average common shares outstanding and the number of common stock equivalents if the inclusion of such common stock equivalents would be dilutive. Dilutive common stock equivalents potentially include warrants and share-based awards using the treasury stock method. In addition, the Company considers the potential dilutive impact of its preferred stock and convertible debt using the treasury stock and if-converted methods, if either is more dilutive than the two-class method. The two-class method was more dilutive for the year ended December 31, 2020.

	Years Ended
	December 31, 2020	December 31, 2019
Basic net (loss) income per common share calculation:
Net (loss) income attributable to common shareholders	$6,644,465	$(6,384,169)
Less: undistributed earnings to participating securities	(5,573,558)	—
Net (loss) income attributable to common shareholders - basic	1,070,907	(6,384,169)
Weighted average common shares outstanding - basic	348,368	322,116
Net (loss) income per share - basic	$3.07	$(19.82)
Diluted net (loss) income per common share calculation:
Net (loss) income attributable to common shareholders	$6,644,465	$(6,384,169)
Less: undistributed earnings to participating securities	(5,573,558)	—
Less: change in fair value of convertible promissory notes and interest expense	(9,216,633)	—
Net (loss) income attributable to common shareholders – diluted	(8,145,726)	(6,384,169)
Weighted average common shares outstanding - basic	348,368	322,116
Convertible securities	1,706,507	—
Weighted average common shares outstanding - diluted	2,054,875	322,116
Net (loss) income per share - diluted	$(3.96)	$(19.82)
However, the actual fair value of warrants issued in conjunction with the Series A preferred stock should have been $0.1 million. The Company believes this is an immaterial misstatement as the change is a reclassification between temporary and permanent equity, is not material to the overall 2020 consolidated financial statements and there is no impact on the Consolidated Statement of Operations or Consolidated Statement of Cash Flows.
Based on an analysis of ASC 250, Accounting Changes and Error Corrections (“ASC 250”), Staff Accounting Bulletin 99 - “Materiality” (“SAB 99”) and Staff Accounting Bulletin 108 - Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements (“SAB 108”), the Company determined that the error in presentation was immaterial to the previously-issued financial statements. The Company analyzed and considered all relevant quantitative and qualitative factors and determined that the prior fiscal year financial statements should be corrected, even though such revision previously was and continues to be immaterial to the prior year financial statements.
Accordingly, the Company restated its presentation to reflect the updated allocation of the fair value of warrants issued in conjunction with the Series A Stock financing within the Company’s Consolidated Balance Sheet as of December 31, 2020 and the Consolidated Statement of Changes in Convertible Preferred Stock, Redeemable Common stock and Stockholders’ deficit for the year then ended.
Emerging Growth Company Status
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.
Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), in order to increase transparency and comparability among organizations by, among other provisions, recognizing lease assets and lease liabilities on the balance sheet for those leases classified as operating leases under previous GAAP. In transition, entities may also elect a package of practical expedients that must be applied in its entirety to all leases commencing before the adoption date, unless the lease is modified, and permits entities to not reassess (a) the existence of a lease, (b) the lease classification or (c) the determination of initial direct costs, as of the adoption date, which effectively allows entities to carryforward accounting conclusions under previous GAAP. In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements, which provides entities an optional transition method to apply the guidance under Topic 842 as of the adoption date, rather than as of the earliest period presented. In June 2020, the FASB issued ASU 2020-05 that further delayed the effective date of Topic 842 to fiscal years beginning July 1, 2022, and interim periods within those years. The Company is currently evaluating the impact of adopting this guidance to its consolidated financial statements but does not believe this adoption will have a material impact due to the fact that the Company does not have any long-term lease commitments.
In June 2018, the FASB issued ASU 2018-07, Compensation-Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Account, which expands the scope of Topic 718, Compensation-Stock Compensation to include share-based payments issued to non-employees for goods or services. Consequently, the accounting for share-based payments to non-employees and employees will be substantially aligned. The Company early adopted this standard as of January 1, 2019 and the impact was immaterial to the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). This guidance modifies disclosure requirements related to fair value measurement and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Implementation on a prospective or retrospective basis varies by specific disclosure requirement. Early adoption is permitted. ASU 2018-13 also allows for early adoption of any removed or modified disclosures upon issuance of ASU 2018-13 while delaying adoption disclosures until their effective date. The Company adopted this guidance on January 1, 2019 and it had no impact on the Company’s consolidated financial statements.
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).
In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all normal and recurring adjustments (which consist primarily of accruals and estimates that impact the financial statements) considered necessary to present fairly the Company’s financial position as of September 30, 2021, and its results of operations for the three and nine months ended September 30, 2021 and 2020 and cash flows for the nine months ended September 30, 2021 and 2020. Operating results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results that may be expected for the year ending December 31, 2021. The unaudited condensed consolidated financial statements, presented herein, do not contain the required disclosures under GAAP for annual financial statements. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the annual audited consolidated financial statements and related notes as of and for the year ended December 31, 2020. The consolidated financial information as of December 31, 2020 included herein has been derived from the annual audited consolidated financial statements.
The unaudited condensed consolidated financial statements include the accounts of the Company, Context Therapeutics LLC, Context Biopharma, Inc. and Context Ireland Ltd., the Company’s wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and contingent liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.
Estimates and assumptions are periodically reviewed, and the effects of the revisions are reflected in the accompanying unaudited interim condensed consolidated financial statements in the period they are determined to be necessary. Significant estimates and assumptions made in the accompanying unaudited interim condensed consolidated financial statements include, but are not limited to, the fair value of common stock, share-based compensation arrangements, the fair value of convertible debt and in recording the prepayments, accruals and associated expense for research and development activities performed for the Company by third parties.
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which those deposits are held.
Segment Information
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one segment.
Fair Value of Financial Instruments
At September 30, 2021 and December 31, 2020, the Company’s level 1 financial instruments included cash equivalents and accounts payable. The carrying amounts of these assets and liabilities approximate fair value due to their short-term nature. Convertible promissory notes are recorded at approximate fair value on a recurring basis (see Note 4 for further discussion).
Cash and Cash Equivalents
The Company considers all highly liquid investments that have original maturities of three months or less when acquired to be cash equivalents. Cash equivalents consist of amounts invested in money market funds.
Deferred Offering Costs
The Company capitalizes certain legal, professional, accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of an equity financing, the costs are recorded as a reduction of additional paid-in capital generated as a result of such offering. Should an in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statements of operations. As of September 30, 2021 and December 31, 2020, the Company had deferred offering costs of $1.8 million and $0.1 million, respectively, related to the Company’s in-process IPO and the Company’s Series A convertible preferred stock (“Series A Stock”) financing (see Note 6). All deferred offering costs related to the Company’s Series A Stock financing were recorded against Series A Stock upon completion of the financing in April 2021.
Convertible Preferred Stock and Redeemable Common Stock
The Company accounts for its convertible preferred stock subject to possible conversion in accordance with ASC 480, Distinguishing Liabilities from Equity. Conditionally convertible preferred stock (including stock that feature conversion rights that are either within the control of the holder or subject to conversion upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. The Company’s convertible preferred stock feature redemption rights that are considered by the Company to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at September 30, 2021 and December 31, 2020, the convertible preferred stock subject to contingent redemption is presented as temporary equity, outside of the stockholders’ deficit section of the Company’s unaudited interim condensed consolidated balance sheets. For more information related to the redemption and conversion features of convertible preferred stock, see Note 6. Certain common stock issued to Drexel University (“Drexel”) contain put option rights whereby Drexel may, at their option, request the Company to redeem the common stock held by Drexel and at the estimated fair value of the common stock at the time of redemption. Drexel’s common stock are presented as temporary equity and subsequently remeasured to their estimated redemption value at each reporting period. Drexel’s put option right terminated immediately prior to and upon consummation of the IPO.
Acquired In-Process Research and Development Costs
Acquired in-process research and development (“IPR&D”) expense consists of the initial up-front payments incurred in connection with the acquisition or licensing of products or technologies that do not meet the definition of a business under FASB ASC Topic 805, Business Combinations. The Company’s acquired IPR&D expense of $3.1 million for the nine months ended September 30, 2021 reflects the fair value of consideration ascribed to the collaboration and licensing agreement with Integral Molecular, Inc. (“Integral”) for the development of an anti-claudin 6 (“CLDN6”) bispecific monoclonal antibody (“BsMAb”) for gynecologic cancer therapy. See Note 8 for further discussion.
Research and Development Costs
Research and development costs are expensed as incurred. Research and development costs include salaries, share-based compensation, and other operational costs related to the Company’s research and development activities and external costs of outside vendors engaged to conduct clinical studies and other research and development activities.
The Company makes estimates of prepaid/accrued expenses as of each balance sheet date in the financial statements based on facts and circumstances known at that time. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust the accrual accordingly.
Nonrefundable advance payments for goods and services, including fees for clinical trial expenses, process development or manufacturing and distribution of clinical supplies that will be used in future research and development activities, are deferred and recognized as expense in the period that the related goods are consumed or services are performed.
Share-Based Compensation
The Company measures and recognizes share-based compensation expense for both employee and nonemployee awards based on the grant date fair value of the awards. The Company recognizes share-based compensation expense on a straight-line basis over the requisite service period of the awards, which is generally the vesting period. The Company recognizes forfeitures as they occur.
The Company classifies share-based compensation expense in its unaudited interim condensed consolidated statements of operations in the same manner in which the award recipients’ payroll costs are classified or in which the award recipients’ service payments are classified.
The Company estimates the fair value of employee and non-employee stock awards as of the date of grant using the Black-Scholes option pricing model. Until its IPO that closed in October 2021, the Company historically has been a private company and lacks Company-specific historical and implied volatility information. Therefore, management estimates the expected share price volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own publicly traded share price. The expected term of the Company’s stock awards has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” stock awards. The risk-free interest rate is determined by reference to the yield curve of a zero-coupon U.S. Treasury bond on the date of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends on common stock and does not expect to pay any cash dividends in the foreseeable future.
In addition, the Company measures and recognizes share-based compensation expense for advisors, officers and director restricted share-based awards based on the grant date fair value of the awards.
Net Income (Loss) Per Share
The Company computes net income (loss) per share using the weighted-average number of common shares outstanding during the period. For periods with a net loss, basic and diluted net loss per share are the same because the conversion, exercise or issuance of all potential common stock equivalents, which comprise the entire amount of the Company’s outstanding convertible promissory notes, preferred stock, warrants and share-based awards, would be anti-dilutive.
The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, as they would be anti-dilutive:

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Convertible promissory notes	—	783,127	—	—
Series Seed convertible preferred stock	2,624,324	2,624,324	2,624,324	—
Series A convertible preferred stock	2,212,543	83,707	2,212,543	—
Stock Options	436,437	24,830	436,437	24,830
Unvested restricted stock awards	33,397	88	33,397	88
Warrants	480,415	128,355	480,415	128,355
	5,787,116	3,644,431	5,787,116	153,273
Amounts in the above table reflect common stock equivalents.
For the nine months ended September 30, 2020, the Company used the two-class method to compute basic net income per common share. Under this method, undistributed earnings are allocated to common stock, the Series Seed Preferred Stock, and the Series A Preferred Stock to the extent that the preferred stockholders may share in earnings. In periods of net loss, losses are not allocated to participating securities as the holders of such securities have no obligation to fund losses. The total earnings allocated to common stock is then divided by the weighted average common shares outstanding to determine the basic income per share.
For purposes of calculating diluted income (loss) per common share, the denominator includes both the weighted average common shares outstanding and the number of common stock equivalents if the inclusion of such common stock equivalents would be dilutive. Dilutive common stock equivalents potentially include warrants and share-based awards using the treasury stock method. In addition, the Company considers the potential dilutive impact of its preferred stock and convertible debt using the treasury stock and if-converted methods, if either is more dilutive than the two-class method. The two-class method was more dilutive for the nine months ended September 30, 2020.

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Basic net income (loss) per common share calculation:
Net income (loss) attributable to common shareholders	$(1,442,792)	$(876,237)	$(7,365,005)	$7,429,214
Less: undistributed earnings to participating securities	—	—	—	(6,021,339)
Net income (loss) attributable to common shareholders - basic	(1,442,792)	(876,237)	(7,365,005)	1,407,875
Weighted average common shares outstanding - basic	361,067	348,382	355,087	348,348
Net income (loss) per share - basic	$(4.00)	$(2.52)	$(20.74)	$4.04
Diluted net income (loss) per common share calculation:
Net income (loss) attributable to common shareholders	$(1,442,792)	$(876,237)	$(7,365,005)	$7,429,214
Less: undistributed earnings to participating securities	—	—	—	(6,021,339)
Less: change in fair value of convertible promissory notes and interest expense	—	—	—	(9,231,838)
Net loss attributable to common shareholders – diluted	(1,442,792)	(876,237)	(7,365,005)	(7,823,963)
Weighted average common shares outstanding - basic	361,067	348,382	355,087	348,348
Convertible securities	—	—	—	1,988,679
Weighted average common shares outstanding - diluted	361,067	348,382	355,087	2,337,027
Net income (loss) per share - diluted	$(4.00)	$(2.52)	$(20.74)	$(3.35)
Emerging Growth Company Status
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these condensed consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.
Recently Issued Accounting Pronouncements
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), in order to increase transparency and comparability among organizations by, among other provisions, recognizing lease assets and lease liabilities on the balance sheet for those leases classified as operating leases under previous GAAP. In transition, entities may also elect a package of practical expedients that must be applied in its entirety to all leases commencing before the adoption date, unless the lease is modified, and permits entities to not reassess (a) the existence of a lease, (b) the lease classification or (c) the determination of initial direct costs, as of the adoption date, which effectively allows entities to carryforward accounting conclusions under previous GAAP. In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements, which provides entities an optional transition method to apply the guidance under Topic 842 as of the adoption date, rather than as of the earliest period presented. In June 2020, the FASB issued ASU 2020-05 that further delayed the effective date of Topic 842 to fiscal years beginning
July 1, 2022, and interim periods within those years. The Company is currently evaluating the impact of adopting this guidance to its consolidated financial statements but does not believe this adoption will have a material impact due to the fact that the Company does not have any long-term lease commitments.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments, which requires measurement and recognition of expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This is different from the current guidance as this will require immediate recognition of estimated credit losses expected to occur over the remaining life of many financial assets. The new guidance will be effective for the Company on July 1, 2023. The Company is currently evaluating the impact of adopting this guidance to its consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes. ASU 2019-12 simplifies the accounting for income taxes by removing exceptions within the general principles of Topic 740 regarding the calculation of deferred tax liabilities, the incremental approach for intraperiod tax allocation, and calculating income taxes in an interim period. In addition, the ASU adds clarifications to the accounting for franchise tax (or similar tax), which is partially based on income, evaluating tax basis of goodwill recognized from a business combination and reflecting the effect of any enacted changes in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The ASU is effective for fiscal year beginning after December 15, 2021, and will be applied either retrospectively or prospectively based upon the applicable amendments. Early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance to its consolidated financial statements.